Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 143,175	¥ 154,590
Contract assets (Included in Other Assets)	2,145	1,058
Contract liabilities (Included in Other Liabilities)	¥ 46,032	¥ 45,545